Annual Fund Operating Expenses - Putnam Focused U.S. Research ETF - Putnam Focused U.S. Research ETF	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.35%

[1]	Other expenses are based on estimated expenses for the current fiscal year